Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid to PEO	Average SCT Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
2025	$ 654,263	$ 664,523	$ 385,425	$ 390,956	$108.41	$ 7,982,740
2024	544,895	547,224	326,522	327,550	100.65	6,228,575
2023	528,284	501,839	323,318	315,475	82.44	6,595,938

Ms. Barber is the PEO for 2023, 2024 and 2025. Her Compensation Actually Paid amount includes the following adjustments for 2023 change in current year grant fair value (“FV”) of ($11,136), change in FV of unvested restricted shares during the year of ($15,960) and change in FV of vested restricted shares during the year of $651. Her Compensation Actually Paid amount includes the following adjustments for 2024, change in current year grant FV of $2,010, change in FV of unvested restricted shares during the year of ($194) and change in FV of vested restricted shares during the year of $513. Her Compensation Actually Paid amount includes the following adjustments for 2025 change in current year grant fair value (“FV”) of $3,311, change in FV of unvested restricted shares during the year of $6,350 and change in FV of vested restricted shares during the year of $599.

Mr. Wolf is the only non-PEO NEOs for 2023, 2024 and 2025. His Compensation Actually Paid amount includes the following adjustments for 2023 change in current year grant FV of ($6,368) and change in FV of unvested restricted shares during the year of ($1,475). His Compensation Actually Paid amount includes the following adjustments for 2024, change in current year grant FV of $1,139 and change in FV of unvested restricted shares during the year of ($111). His Compensation Actually Paid amount includes the following adjustment for 2025, change in current year grant fair value FV of $1,810, change in FV of unvested restricted shares during the year of $3,616 and change in FV of vested restricted shares during the year of $105.

Named Executive Officers, Footnote	Ms. Barber is the PEO for 2023, 2024 and 2025.Mr. Wolf is the only non-PEO NEOs for 2023, 2024 and 2025.
PEO Total Compensation Amount	$ 654,263	$ 544,895	$ 528,284
PEO Actually Paid Compensation Amount	$ 664,523	547,224	501,839
Adjustment To PEO Compensation, Footnote	Her Compensation Actually Paid amount includes the following adjustments for 2023 change in current year grant fair value (“FV”) of ($11,136), change in FV of unvested restricted shares during the year of ($15,960) and change in FV of vested restricted shares during the year of $651. Her Compensation Actually Paid amount includes the following adjustments for 2024, change in current year grant FV of $2,010, change in FV of unvested restricted shares during the year of ($194) and change in FV of vested restricted shares during the year of $513. Her Compensation Actually Paid amount includes the following adjustments for 2025 change in current year grant fair value (“FV”) of $3,311, change in FV of unvested restricted shares during the year of $6,350 and change in FV of vested restricted shares during the year of $599.
Non-PEO NEO Average Total Compensation Amount	$ 385,425	326,522	323,318
Non-PEO NEO Average Compensation Actually Paid Amount	$ 390,956	327,550	315,475
Adjustment to Non-PEO NEO Compensation Footnote	His Compensation Actually Paid amount includes the following adjustments for 2023 change in current year grant FV of ($6,368) and change in FV of unvested restricted shares during the year of ($1,475). His Compensation Actually Paid amount includes the following adjustments for 2024, change in current year grant FV of $1,139 and change in FV of unvested restricted shares during the year of ($111). His Compensation Actually Paid amount includes the following adjustment for 2025, change in current year grant fair value FV of $1,810, change in FV of unvested restricted shares during the year of $3,616 and change in FV of vested restricted shares during the year of $105.
Total Shareholder Return Amount	$ 108.41	100.65	82.44
Net Income (Loss)	$ 7,982,740	6,228,575	6,595,938
PEO Name	Ms. Barber
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,311	2,010	(11,136)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,350	(194)	(15,960)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	599	513	651
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,810	1,139	(6,368)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,616	$ (111)	$ (1,475)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 105